Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (6,881,159)	$ (232,533)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	7,338	9,531
Amortization of intangible assets	208,000
Amortization of right-of-use assets	40,200
Provision for doubtful accounts	6,020,046
Impairment loss on non-current assets	900,000
Changes in operating assets and liabilities:
Accounts receivable	436,871	(513,188)
Advances to suppliers	(2,992,883)	(545,599)
Prepayments, receivables and other assets	114,235	13,969
Amounts due from related parties, current	(1,054,970)
Long-term prepaid expenses	(20,237)
Accounts payables	(554)	26,660
Advance from customers	669,365	(453,648)
Accrued expenses and other liabilities	6,717	(18,163)
Taxes payable	346,054	(497,619)
Operating lease right-of-use assets		(120,418)
Operating lease liabilities	(60,933)	79,143
Salary and welfare payable	(4,716)	1,531
Net cash used in operating activities	(2,266,626)	(2,250,334)
Cash flows from investing activities
Purchase of property and equipment		(5,135)
Purchase of intangible assets		(2,025,063)
Purchases of investments in convertible bond	(4,500,000)
Loan to third parties		(1,044,625)
Net cash used in investing activities	(4,500,000)	(3,074,823)
Cash flows from financing activities
Proceeds from short-term borrowings	422,253	891,514
Repayment of short-term borrowings	(473,342)	(895,344)
Repayment of long-term borrowings	(318,095)
Due from a shareholder		53
Deferred listing costs	(905,000)
Net proceeds from the follow-on offering	6,200,861	7,749,921
Net cash Provided by financing activities	4,926,677	7,746,144
Effect of foreign exchange rate on cash and restricted cash	22,643	19,703
Net (decrease) increase in cash and cash equivalents	(1,817,306)	2,440,690
Cash and cash equivalents at the beginning of the period	8,618,461	6,655,734
Cash and cash equivalents at the end of the period	6,801,155	9,096,424
Supplemental disclosures of cash flow information:
Income tax paid	1,052	5,257
Interest paid	15,591	22,490
Operating right-of-use asset		$ 119,562